Land Use Rights (Tables)	12 Months Ended
Sep. 30, 2021
Land Use Rights [Abstract]
Schedule of land use rights
	2021	2020
Land use rights, cost	$1,719,978	$1,632,277
Less: accumulated amortization	(485,342)	(429,590)
Land use rights, net	$1,234,636	$1,202,687